Net Income Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended																12 Months Ended
		Dec. 31, 2016		Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Basic
Average common shares outstanding (in shares)																		91,838,603		92,197,207		96,190,101
Net income		$ 203,030	[1]	$ 386,733		$ 378,064		$ 164,876		$ 198,017		$ 374,491		$ 349,937		$ 131,404		$ 1,132,703	[1]	$ 1,053,849		$ 865,887
Net income per common share - basic (in dollars per share)		$ 2.20	[1],[2]	$ 4.20	[2]	$ 4.12	[2]	$ 1.80	[2]	$ 2.16	[2]	$ 4.06	[2]	$ 3.79	[2]	$ 1.42	[2]	$ 12.33	[1],[2],[3]	$ 11.43	[2],[3]	$ 9.00	[3]
Diluted
Average common shares outstanding (in shares)																		91,838,603		92,197,207		96,190,101
Stock options and other contingently issuable shares (in shares)	[4]																	2,089,921		1,826,885		1,885,334
Non-vested restricted stock grants (in shares)																		559,562		519,451		665,086
Average common shares outstanding assuming dilution (in shares)																		94,488,086		94,543,543		98,740,521
Net income		$ 203,030	[1]	$ 386,733		$ 378,064		$ 164,876		$ 198,017		$ 374,491		$ 349,937		$ 131,404		$ 1,132,703	[1]	$ 1,053,849		$ 865,887
Net income per common share - diluted (in dollars per share)		$ 2.15	[1],[2]	$ 4.08	[2]	$ 3.99	[2]	$ 1.75	[2]	$ 2.11	[2]	$ 3.97	[2]	$ 3.70	[2]	$ 1.38	[2]	$ 11.99	[1],[2],[3]	$ 11.15	[2],[3]	$ 8.77	[3]
Net Income Per Common Share (Textual) [Abstract]
Common shares outstanding, anti-dilutive (in shares)																		62,935		34,463		608,477
Percent restricted shares representing outstanding shares		1.00%																1.00%

[1]	First quarter 2016 net income and basic and diluted net income per common share are restated due to the early adoption of ASU No. 2016-09 in the second quarter. See Notes 1 and 14.
[2]	Presented under the treasury stock method. See Note 15.
[3]	Presented under the treasury stock method. See Note 15.
[4]	Stock options and other contingently issuable shares excludes 62,935, 34,463 and 608,477 shares at December 31, 2016, 2015 and 2014, respectively, due to their anti-dilutive effect.